INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Short-Term Investment and Long-Term Investment
Short-term investments and long-term investments consisted of the following:

		As of December 31,
	2017	2018
	US$	US$
Short-term investments
Trading securities	15,833	1,773
Fixed-rate time deposits	39,968	14,270
	55,801	16,043

Long-term investments:
Equity Investments with Readily Determinable Fair Values:
- Color Life Service Company ("Color Life")	4,554	-
- Hopefluent Company Holdings Limited ("Hopefluent")	47,729	30,733
- Shenzhen World Union Properties Consultancy Co., Ltd. ("World Union")	318,065	150,750
	370,348	181,483
Equity Investments without Readily Determinable Fair Values:
- Guilin Bank	38,817	47,664
- Xian Chuangdian Quancheng Real Estate Consultant Limited (“Chuangdian”)	3,498	3,330
- Tospur Real Estate Consulting Co., Ltd. ("Tospur")	58,301	55,507
-Foshan Nature Lvke Science	-	729
	100,616	107,230
Equity method investments
- Chongqing Wanli New Energy Co., Ltd. (“Wanli”)	-	84,520

	470,964	373,233

Summary of Available-for-Sale Securities
The following is a summary of the available-for-sale securities as of December 31, 2017. Due to the adoption of ASU 2016-01, change in fair value of available-for-sale equity securities are recorded in change in fair value of securities in the consolidated financial statement of comprehensive income (loss).

	Original Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
	US$	US$	US$	US$
December 31, 2017
- Color Life	3,376	1,178	-	4,554
- Hopefluent	33,956	13,773	-	47,729
- World Union	121,393	196,672	-	318,065

	158,725	211,623	-	370,348